Schedule of property and equipment expected useful life (Details)	Dec. 31, 2023
Software [Member]
Property, Plant and Equipment [Line Items]
Expected useful life	1 year
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Expected useful life	3 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Expected useful life	1 year
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Expected useful life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Lease Term [Member]